Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans [Abstract]
Schedule of Changes in Projected Benefit Obligations [Table Text Block]
	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in benefit obligation:
Benefit obligation at beginning of year	$69,626	$63,998	$18,395	$14,321
Service cost	5,985	4,762	1,116	847
Interest Cost	3,916	3,420	1,035	882
Participant contributions	--	--	176	127
Actuarial (gains) losses	16,164	(1,938)	8,348	2,326
Benefits paid	(2,100)	(1,280)	(216)	(108)
Foreign currency rate change effect	(490)	663	--	--
Benefit obligation at end of year	$93,101	$69,625	$28,854	$18,395

Schedule of Changes in Fair Value of Plan Assets [Table Text Block]
	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Change in plan assets:
Fair value of plan assets at beginning of year	$35,888	$30,923	$--	$--
Actual return on plan assets	540	4,383	--	--
Employer contributions	6,972	1,862	40	70
Participant contributions	--	--	176	127
Benefits paid and expenses	(2,100)	(1,280)	(216)	(108)
Administrative expense	--	--	--	(89)
Fair value of plan assets at end of year	$41,300	$35,888	$--	$--

Funded status at end of year	$(51,801)	$(33,737)	$(28,854)	$(18,395)

Schedule of Net Funded Status [Table Text Block]
	December 31,
	Qualified Plans		Non-Qualified Plans(1)		Total
	2011	2010	2011	2010	2011	2010
Aggregate fair value of plan assets	$41,300	$35,888	$--	$--	$41,300	$35,888
Aggregate projected benefit obligations	51,980	40,687	41,121	28,938	93,101	69,625
Under funded	$(10,680)	$(4,799)	$(41,121)	$(28,938)	$(51,801)	$(33,737)

(1) For non-qualified plans, there are no required funding levels.

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
	December 31,
	Pension Benefits		Other Benefits
	2011	2010	2011	2010
Amounts recognized in accumulated other
comprehensive income:
Net actuarial loss	$30,565	$13,118	$13,875	$5,880
Net prior service cost	2,804	3,264	--	--
Total	$33,369	$16,382	$13,875	$5,880

Schedule Of Projected Benefit Obligations In Excess Of Fair Value Of Plan Assets [Table Text Block]
	2011	2010
Projected benefit obligation	$93,101	$69,625
Fair value of plan assets	41,300	35,888

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
The accumulated benefit obligations for all defined benefit pension plans were $89.5 million and $66.7 million at December 31, 2011 and 2010, respectively. The following table presents information for pension plans with an accumulated benefit obligation in excess of plan assets as of December 31, 2011 and 2010 (dollars in thousands):

	2011	2010
Accumulated benefit obligation	$89,531	$66,597
Fair value of plan assets	41,300	35,888

Schedule of Defined Benefit Plan Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]
The components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income were as follows (dollars in thousands):

	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Net periodic benefit cost:
Service cost	$5,985	$4,762	$3,821	$1,116	$847	$597
Interest cost	3,916	3,420	3,443	1,035	882	674
Expected return on plan assets	(2,937)	(2,577)	(1,945)	--	--	--
Amortization of prior actuarial losses	980	688	1,593	353	236	20
Amortization of prior service cost	399	(171)	558	--	--	--
Net periodic benefit cost	8,343	6,122	7,470	2,504	1,965	1,291

Other changes in plan assets and benefit obligations recognized in other comprehensive income:

Net actuarial (gains) losses	18,561	(3,743)	2,009	8,348	2,326	2,094
Prior service cost	--	--	--	--	--	--
Amortization of actuarial (gains) losses	(980)	(688)	(1,593)	(353)	(236)	(20)
Amortization of prior service cost (credit)	(399)	171	(558)	--	--	--
Foreign exchange translations and other
adjustments	(196)	(307)	290	--	--	--
Total recognized in other comprehensive
income	16,986	(4,567)	148	7,995	2,090	2,074
Total recognized in net periodic benefit
cost and other comprehensive income	$25,329	$1,555	$7,618	$10,499	$4,055	$3,365

Schedule of Expected Benefit Payments [Table Text Block]
	Pension Benefits	Other Benefits
2012	$4,705	$247
2013	5,031	302
2014	5,226	361
2015	5,511	420
2016	7,434	480
2017-2021	38,945	3,495

Schedule of Assumptions Used [Table Text Block]
	Pension Benefits			Other Benefits
	2011	2010	2009	2011	2010	2009
Discount rate used to determine benefit
obligation	4.48%	5.47%	6.01%	4.50%	5.40%	5.50%
Discount rate used to determine net benefit
cost or income	5.22%	5.96%	6.37%	5.40%	5.75%	6.30%
Expected long-term rate of return on plan
assets	7.75%	8.50%	8.50%	--%	--%	--%
Rate of compensation increases	4.20%	4.20%	4.21%	--%	--%	--%

Schedule of Health Care Cost Trend Rates [Table Text Block]
	December 31,
	2011	2010
Pre-Medicare eligible claims	9% down to 5% in 2015	8% down to 5% in 2013
Medicare eligible claims	8% down to 5% in 2013	8% down to 5% in 2013

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects (dollars in thousands):

	One Percent Increase	One Percent Decrease
Effect on total of service and interest cost components	$659	$(441)
Effect on accumulated postretirement benefit obligation	$7,010	$(5,244)

Schedule of Allocation of Plan Assets [Table Text Block]
	December 31, 2011
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(1)	$41,250	$41,250	$--	$--
Cash	50	50	--	--
Total	$41,300	$41,300	$--	$--

(1)	Mutual funds were invested 43% in bond index funds, 25% in S&P 500 index funds, 12% in mid-cap stock funds, 13% in foreign large blend funds and 7% in small-cap funds.

	December 31, 2010
		Fair Value Measurement Using:
	Total	Level 1	Level 2	Level 3
Mutual Funds(2)	$35,845	$35,845	$--	$--
Cash	43	43	--	--
Total	$35,888	$35,888	$--	$--

(2)	Mutual funds were invested 38% in bond index funds, 26% in S&P 500 index funds, 13% in mid-cap stock funds, 15% in foreign large blend funds and 8% in small-cap funds.